Taxes (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Taxes [Line Items]
Opening balance		$ 2,608,311		$ 2,213,422
Recognized in profit or loss		(723,576)		(25,710)
Deferred tax	[1]	798,146		420,599
Closing balance		2,682,881		2,608,311
Property, plant and equipment and natural resources [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(220,315)	[2]	205,499
Recognized in profit or loss		(785,984)		(425,814)
Deferred tax		0		0
Closing balance	[2]	(1,006,299)		(220,315)
Provisions [Member]
Disclosure Of Taxes [Line Items]
Opening balance		1,875,965	[3]	1,824,844
Recognized in profit or loss		(34,977)		51,121
Deferred tax		0		0
Closing balance	[3]	1,840,988		1,875,965
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Opening balance		656,997	[4]	0
Recognized in profit or loss		(22,818)		40,300
Deferred tax		739,382		616,697
Closing balance	[4]	1,373,561		656,997
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Opening balance		477,808		238,193
Recognized in profit or loss		133,958		239,615
Deferred tax		0		0
Closing balance		611,766		477,808
Accounts payables [Member]
Disclosure Of Taxes [Line Items]
Opening balance		311,607		726,256
Recognized in profit or loss		(102,989)		(414,649)
Deferred tax		0		0
Closing balance		208,618		311,607
Accounts receivables [Member]
Disclosure Of Taxes [Line Items]
Opening balance		133,840		17,927
Recognized in profit or loss		(38,976)		115,913
Deferred tax		0		0
Closing balance		94,864		133,840
Borrowings and other financial liabilities [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(113,497)		(540,811)
Recognized in profit or loss		113,497		427,314
Deferred tax		0		0
Closing balance		0		(113,497)
Others [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(168,806)		3,804
Recognized in profit or loss		78,357		23,488
Deferred tax		58,764		(196,098)
Closing balance		(31,685)		(168,806)
Goodwill [member]
Disclosure Of Taxes [Line Items]
Opening balance		(345,288)		(262,290)
Recognized in profit or loss		(63,644)		(82,998)
Deferred tax		0		0
Closing balance		$ (408,932)		$ (345,288)

[1]	The following is the composition of the income tax recorded against other comprehensive income:
[2]	For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards.
[3]	The most representative item corresponds to the provision for well abandonment.
[4]	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long-term employees.